INCOME TAXES (1) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income (loss) from continuing operations before income taxes [Abstract]
Total	$ 15,455	$ 16,561
Total U.S. and foreign	4,147	6,858
Effective income tax rate reconciliation [Abstract]
Provision for income taxes (in hundredths)	26.80%	41.40%
Foreign income tax adjustment		1,686
Tax holiday rate percentage	0.00%
Percentage of local statutory rate in effect for 2016 and 2017	50.00%
Income Tax Holiday, Aggregate Dollar Amount	$ 755